LONG-TERM INVESTMENTS, NET - Available-for-sale debt investments - Tier 1 Bonds (Details)	Dec. 31, 2022 CNY (¥)
Debt Securities, Available-for-sale [Line Items]
Allowance for credit losses on debt securities	¥ 0
Additional Tier 1 Bonds
Debt Securities, Available-for-sale [Line Items]
Fair Value	5,126,289,000
Unrealized losses	¥ (340,157,000)